ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Narrative (Details)			12 Months Ended
	Aug. 17, 2022 USD ($) shares	Jun. 22, 2022 shares	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 16, 2022	Mar. 31, 2021 $ / shares
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)			10,000,000,000
Reverse stock split		0.0054
Warrant purchase price (in dollars per share) | $ / shares							$ 0.001
Number of shares of common stock issued (in shares)		35,000,000
Other income (loss), net | $			$ (24,869,000)	$ (55,839,000)	$ (55,000)
Ordinary Share Warrants, Exercise Price 1
Class of Stock [Line Items]
Warrants outstanding (in shares)			5,277,899
Warrant purchase price (in dollars per share) | $ / shares			$ 0.000005
Ordinary Share Warrants, Exercise Price 2
Class of Stock [Line Items]
Warrants outstanding (in shares)			3,440,811
Warrant purchase price (in dollars per share) | $ / shares			$ 0.00005
Class A
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)			8,000,000,000
Ordinary shares, outstanding (in shares)			508,377,200
Ordinary shares, voting rights, votes per share | vote			1
Class A | B. Riley Principal Capital II, LLC
Class of Stock [Line Items]
Number of shares of common stock issued (in shares)	46,536
Other income (loss), net | $	$ 1,000,000
Class A | B. Riley Principal Capital II, LLC | Private Placement
Class of Stock [Line Items]
Stock purchase agreement, authorized amount | $	$ 300,000,000
Stock purchase agreement, term	24 months
Stock purchase agreement, minimum price threshold, discount rate	3.00%
Stock purchase agreement, authorized amount (in shares)	40,139,607
Stock purchase agreement, percentage of outstanding stock maximum						9.00%
Number of shares issued in transaction (in shares)			0
Class B
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)			2,000,000,000
Ordinary shares, outstanding (in shares)			174,934,392
Ordinary shares, voting rights, votes per share | vote			10